Note Payable From Related Party (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Oct. 31, 2018
Short-term Debt [Line Items]
Loans payable - related parties	$ 47,134	$ 28,534
Proceeds from note payable - related party	18,600	472
Imputed interest	2,677	3,015
Accrued interest			$ 2,654
Related Party [Member] | Note Payable [Member]
Short-term Debt [Line Items]
Loans payable - related parties	47,134	$ 28,534
Proceeds from note payable - related party	$ 18,600
Notes payable description	The advances are unsecured, of which $28,534 is non-interest bearing and is due upon demand giving 30 days written notice to the borrower. A balance of $18,600 was received from a related party and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower.
Interest rate	5.00%
Imputed interest	$ 2,677
Accrued interest	$ 710